Stock-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 07, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per share of options granted		$ 0.88	$ 4.62	$ 2.43	$ 4.05
Dividend yield		0.00%	0.00%	0.00%	0.00%
Stock-based compensation expense		$ 411,000	$ 491,000	$ 1,846,000	$ 1,979,000
Nonemployee share based compensation expense (income)		(16,500)	37,000
Shares reserved for issuance	5,000,000			5,000,000
Stock-based compensation expense related to the ESPP		6,500	6,600
Purchase of common stock	3,000,264	3,079,264		3,000,264	2,556,269
Shares available for future issuances	1,997,736			1,997,736
Expiration period of Option				10 years
Percentage of vesting of stock option on completion of first and second eligible service period				12.50%
Percentage of vesting of stock option for remaining subsequent eligible service period				25.00%
Description of stock option granted				Stock options granted by the Company to employees generally vest as to 12.5% of the shares on the six-month and first anniversary of the grant date and 25% of the shares at the end of each successive three-year period until fully vested.
Stock-based compensation expense, non-employee stock options				81,000	43,000
Stock-based compensation expense tax benefit				0
Aggregate intrinsic value of exercisable options				0	2,000
Unrecognized share based compensation expense on unvested stock option	2,700,000			2,700,000
Unrecognized share based compensation expense on unvested stock option period of recognition	2 years 7 days
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per share of options granted		$ 0.58	$ 1.14	$ 1.20	$ 2.04
Dividend yield		0.00%	0.00%	0.00%	0.00%
Percentage of common share offer price as to market price		90.00%				90.00%
Shares reserved for issuance	113,333	113,333		113,333
Stock-based compensation expense related to the ESPP				$ 28,800	$ 10,200
Purchase of common stock	43,780			43,780
Shares available for future issuances	69,553			69,553